Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments - Arbitration Proceedings - Additional Information (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure Of Other Provisions [Line Items]
Provisions	$ 450,454